Equity instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Beginning balance, FVTOCI	$ 395,829
Ending balance, FVTOCI	315,549	$ 395,829
Equity investments
Financial instruments
Beginning balance, FVTOCI	799	768	$ 642
Write-off of equity instruments	63
Net additions/(disposals), FVTOCI	(147)	148
Valuation adjustments	(18)	(117)	126
Ending balance, FVTOCI	$ 697	$ 799	$ 768